Document And Entity Information	12 Months Ended
Feb. 28, 2026
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	Rocky Mountain Chocolate Factory, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-1535633
Entity Address, Address Line One	265 Turner Drive
Entity Address, City or Town	Durango
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	81303
City Area Code	970
Local Phone Number	259-0554
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001616262
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Amendment Flag	false